                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-07700

Morgan Stanley Limited Term Municipal Trust
               (Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York 10020
   (Address of principal executive offices)     (Zip code)

Ronald E. Robison
1221 Avenue of the Americas, New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: March 31, 2005

Date of reporting period: December 31, 2004

ITEM 1.  SCHEDULE OF INVESTMENTS.

The Fund's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

MORGAN STANLEY LIMITED TERM MUNICIPAL TRUST
PORTFOLIO OF INVESTMENTS December 31, 2004 (unaudited)

   PRINCIPAL
   AMOUNT IN                                                                     COUPON       MATURITY
   THOUSANDS                                                                      RATE          DATE               VALUE
----------------------------------------------------------------------------------------------------------------------------

               TAX-EXEMPT MUNICIPAL BONDS (96.7%)
               General Obligation  (11.6%)
      $1,000   Jefferson County, Colorado School District No R-1, Ser 2004        5.00%      12/15/15         $  1,109,710
       1,000   Pueblo School District No 60, Colorado, Ser 2002 (FSA)             5.375       12/15/14            1,129,870
       2,000   Sussex County, Delaware, Ser 2003 (Ambac)                          5.00        10/15/11            2,222,660
       3,000   Cook County, Illinois, Ser 2004 A (Ambac)                          5.00        11/15/15            3,312,090
               Du Page County Community Unit School District No 200, Illinois,
       1,600      Wheaton Warrenvill Ser 2003 C (FSA)                             5.25        10/01/14            1,788,912
       1,465      Wheaton Warrenvill Ser 2003 C (FSA)                             5.25        10/01/15            1,635,658
       1,000   Massachusetts, Ser 2001 D (MBIA)                                   6.00        11/01/13            1,182,490
               New York City, New York,
       1,000      2003 Ser C (FSA)                                                5.25        08/01/11            1,120,920
       3,000      2005 Ser H                                                      5.00        08/01/15            3,232,560
       2,000   Allegheny County, Pennsylvania, Refg Ser C-56 (FSA)                5.00        10/01/14            2,230,160
       2,000   Bellevue School District No. 405, Washington, Ser 2002 (FGIC)      5.00        12/01/15            2,167,960
       2,000   Spokane School District No. 81, Washington, Ser 2003 (FSA)         5.25        12/01/13            2,241,120
       -----                                                                                                      ---------
      21,065                                                                                                     23,374,110
      ------                                                                                                     ----------
               Educational Facilities Revenue  (11.7%)
       1,000   Arizona Board of Regents, University of Arizona Ser 2001 A         5.50        06/01/18            1,114,630
                  COPs (Ambac)
       1,250   University of Arkansas, Uams Campus Ser A (MBIA)                   5.00        11/01/12            1,389,925
       3,000   Miami-Dade County Educational Facilities, Forida, University of    5.00        04/01/16            3,274,710
                 Miami Ser 2004 A (Ambac)
       3,000   University of Illinois, Ser 2003 COPs (Ambac)                      5.00        10/01/14            3,301,140
       1,000   Purdue University, Indiana, Student Facilities Ser 2003 A          5.375       07/01/14            1,121,600
       2,000   University of Maine, Ser 2002 (FSA)                                5.375       03/01/12            2,266,800
       1,000   New Jersey Educational Facilities Authority, Rowan University      5.25        07/01/14            1,119,510
                 Ser 2003 I (FGIC)
       2,500   New York State Dormitory Authority, New York, Columbia             5.00        07/01/29            2,643,575
                 University Ser 2004 C (Mandatory Tender 07/01/07)
       1,000   Pennsylvania State University, Refg Ser 2002                       5.25        08/15/13            1,130,430
       1,000   Swarthmore Borough Authority, Pennsylvania, Swarthmore             5.25        09/15/14            1,115,390
                 College Ser 2002
       1,000   Southwest Higher Education Authority, Texas, Southern              5.50        10/01/13            1,129,600
                 Methodist University Ser 2002 (Ambac)
       2,000   Texas Tech University, Refg & Impr Ser 2003 (Ambac)                5.25        02/15/15            2,230,100
       1,500   University of Texas, Ser D                                         5.25        08/15/13            1,692,075
       -----                                                                                                      ---------
      21,250                                                                                                     23,529,485
      ------                                                                                                     ----------

               Electric Revenue  (13.5%)
       1,000   Arizona Power Authority, Hoover Uprating Refg Ser 2001A            5.25        10/01/16            1,128,740
              California Department of Water Resources,
       1,000      Power Supply Ser 2002 A (MBIA)                                  5.50        05/01/13            1,142,000
       2,000      Power Supply Ser 2002 A (Ambac)                                 5.50        05/01/14            2,278,980
       2,000   Jacksonville Electric Authority, Florida, St Johns River Power     5.25        10/01/13            2,213,120
                  Park Refg Issue 2 Ser 17
       1,000   Kissimmee Authority, Florida, Refg and Impr Ser 2003 (FSA)         5.25        10/01/12            1,129,060
       1,400   Orlando Utilities Commission, Florida, Refg Ser 2004               5.25        07/01/09            1,548,764
       2,000   Municipal Electric Authority of Georgia, Combustion Turbine Ser    5.25        11/01/14            2,225,000
                  2002 A (MBIA)
       2,000   Michigan Public Power Agency, Belle River Refg 2002 Ser A (MBIA)   5.25        01/01/12            2,246,640
       2,000   Southern Minnesota Municipal Agency Power, Ser 2002 A (Ambac)      5.00        01/01/12            2,219,540
       2,000   Nebraska Public Power District,  2003 Ser A (Ambac)                5.00        01/01/15            2,187,380
       1,000   Long Island Power Authority, New York, Ser 1998 B (MBIA)           5.125       04/01/11            1,084,580
       3,000   Ohio Municipal Electric Generation Agency, American Municipal      5.00        02/15/16            3,264,360
                  Power-Ohio Inc Refg 2004 (Ambac)
       1,000   South Carolina Public Service Authority, Refg Ser 2002 D (FSA)     5.25        01/01/15            1,110,660
       1,000   Memphis, Tennesse, Jr Lien Refg Ser 2002                           5.00        12/01/10            1,106,690
       1,000   Lower Colorado River Authority, Texas, LCRA Services               5.00        05/15/19            1,053,130
                  Corporation Project (FGIC)
       1,000   Seattle, Washington, Municipal Light & Power Refg Ser 2001         5.625       12/01/14            1,095,690
       -----                                                                                                      ---------
      24,400                                                                                                     27,034,334
      ------                                                                                                     ----------
               Hospital Revenue  (4.1%)
       5,000   California Statewide Communities Development Authority, Kaiser     3.45        04/01/35            4,926,200
                  Permamente 2004 Ser I (Mandatory Tender 05/01/11)
       1,000   Alachua County Health Facilities Authority, Florida, Shands        6.25        12/01/11            1,172,630
                  Teaching Hospital & Clinics Ser 1996 A (MBIA)
       1,000   Tampa, Florida, Catholic Health East Ser 1998 A-1 (MBIA)           5.50        11/15/14            1,143,950
       1,000   Maryland Health & Higher Educational Facilities Authority,         5.25        08/15/12            1,087,800
       -----                                                                                                      ---------
                  Medlantic/Helix Ser 1998 A (FSA)
       8,000                                                                                                      8,330,580
       -----                                                                                                      ---------
               Industrial Development/Pollution Control Revenue  (3.6%)
       1,000   California Pollution Control Financing Authority, San Diego Gas &  5.90        06/01/14            1,121,300
                  Electric Co 1996 Ser A
       1,000   Massachusetts Industrial Finance Agency, Eastern Edison Co         5.875       08/01/08            1,010,970
                  Refg Ser 1993
       3,000   Clark County Pollution Control Financing Authority, Nevada,        3.25        06/01/31            2,985,450
                  Southern California Edison Co 2000 Ser C (AMT)
                  (Mandatory Tender 03/02/09)
       2,000   Chesterfield County Industrial Development Authority, Virginia,    5.50        10/01/09            2,121,940
       -----      Virginia Electric & Power Co Ser 1985                                                           ---------
       7,000                                                                                                      7,239,660
       -----                                                                                                      ---------

               Mortgage Revenue - Single Family  (0.5%)
       1,000   Virginia Housing Development Authority, 2001 Ser J (MBIA)          4.75        01/01/12            1,058,400
       -----                                                                                                      ---------
               Nursing & Health Related Facilities Revenue  (0.8%)
       1,400   New York State Dormitory Authority, Department of Health Ser       5.25        07/01/14            1,555,302
       -----      2004                                                                                            ---------

               Public Facilities Revenue  (13.6%)

               Jefferson County, Alabama,

       1,580      School Ser 2004 A                                               5.25        01/01/11            1,728,915
       2,000      School Ser (Mandatory Redemption 03/01/14)                      5.25        01/01/15            2,169,300
       2,000   Arizona School Facilities Board, Ser 2003 A COPs (MBIA)            5.25        09/01/14            2,228,900
       3,000   Manatee County School District, Florida, Sales Tax Ser 2003        5.00        10/01/15            3,289,080
                  (Ambac)

       2,000   Orange County School Board, Florida, Ser 2001 A COPs (Ambac)       5.25        08/01/14            2,231,500
       1,000   Michigan Building Authority, Police Communication Ser 2001         5.50        10/01/12            1,148,200
       2,000   Kansas City School District, Missouri, Elementary School Refg      5.00        02/01/14            2,207,580
                  Ser 2003 B (FGIC)

       2,000   Missouri Board of Public Buildings, Ser A 2003                     5.50        10/15/13            2,303,860
       3,000   Erie County Industrial Development Agency, New York, School        5.75        05/01/14            3,462,510
                  District of Buffalo Ser 2003 (FSA)

       1,000   New York State Urban Development Corporation, Correctional &       5.25        01/01/21            1,089,610
                  Youth Facilities Refg Ser 2003 A (Mandatory Tender 01/01/09)
       1,000   Ohio Building Authority, Highway Safety Building 2001 Ser A        5.50        10/01/15            1,125,010
       2,000   Oregon Department of Administrative Services, State Lottery        5.00        04/01/15            2,208,580
                  Refg Ser 2004 A (FSA)

       2,000   Puerto Rico Public Buildings Authority, Government Ser K (MBIA)    4.00        07/01/26            2,078,440
       -----      (Mandatory Put 07/01/07)                                                                        ---------
      24,580                                                                                                      27,271,485
      ------                                                                                                      ----------

               Recreational Facilities Revenue  (0.9%)
       1,575   Detroit, Michigan, CoBo Hall Ser 2003 (MBIA)                       5.00        09/30/13            1,738,548
       -----                                                                                                      ---------
               Resource Recovery Revenue  (4.4%)
       3,000   Northeast Maryland Waste Disposal Authority, Montgomery            5.50        04/01/12            3,349,560
                  County Refg Ser 2003 (AMT)  (Ambac)
       1,000   Massachusetts Development Finance Agency, SEMASS Ser               5.625       01/01/12            1,133,240
                  2001 A (MBIA)
       3,000   Harrisburg Authority, Pennsylvania, Ser D 2003 (FSA) (Mandatory    5.00        12/01/33            3,272,400
                   Put 10/01/13)
       1,000   Montgomery County Industrial Development Authority,                5.00        11/01/10            1,102,380
       -----      Pennsylvania, Refg 2002 Ser A (MBIA)                                                            ---------
       8,000                                                                                                      8,857,580
       -----                                                                                                      ---------
               Tax Allocation Revenue  (1.7%)
       3,000   Burbank Public Financing Authority, California, 2003 Ser A
       -----      (Ambac)                                                         5.25        12/01/14            3,373,860
                                                                                                                  ---------
               Transportation Facilities Revenue  (15.2%)
       1,000   Alaska International Airports, Ser 2002 B (Ambac)                  5.75        10/01/13            1,144,580

       5,000   Long Beach, California, Harbor Refg Ser A (AMT) (FGIC)             5.00        05/15/15            5,366,350
       2,800   Orange County Transportation Authority, California,  Toll Road     5.25        08/15/14            3,153,668
                  Refg Ser 2003 A (Ambac)

       2,000   Colorado Department of Transportation, Refg Ser 2002 B (MBIA)      5.00        06/15/11            2,217,300
       1,000   Greater Orlando Aviation Authority, Florida, Ser 1997 (AMT)
                  (FGIC)                                                          5.75        10/01/11            1,130,000
       2,000   Miami-Dade County Aviation, Florida, Miami Int'l Airport Ser 2003  5.00        10/01/12            2,178,600
                  D (AMT) (MBIA)
       1,145   Southwestern Development Authority, Illinois, Tri-City Regional    4.90        07/01/14            1,159,587
                  Port District Refg Ser 2003 A (AMT)
       2,000   Maryland Department of Transportation, Ser 2003                    5.25        12/15/14            2,285,900
       1,000   Missouri Highways & Transportation Commission, Ser A 2000          5.625       02/01/15            1,123,650
       1,100   St Louis, Missouri, Lambert-St Louis Int'l Airport Ser 2003 A
                  (FSA)                                                           5.25        07/01/12            1,222,573
       1,000   Clark County, Nevada, Aviation Fuel Tax Ser 2003 C (AMT)           5.00        07/01/13            1,082,320
                  (Ambac)
       1,750   New Hampshire, Turnpike Refg Ser 2003 (Ambac)                      5.00        02/01/16            1,894,287
       1,500   Port Authority of New York & New Jersey, Cons 99th Ser  (AMT)      5.75        05/01/15            1,528,800
                  (FGIC)**
       2,000   Metropolitan Transportation Authority, New York, Transportation    5.00        11/15/13            2,227,840
                  Ser 2003 A (FGIC)
       1,000   Triborough Bridge & Tunnel Authority, New York, Ser 2001 A         5.25        01/01/14            1,108,080
       1,500   Richmond Metropolitan Authority, Virginia, Ser 2002 (FGIC)         5.25        07/15/13            1,694,895
       -----                                                                                                      ---------
      27,795                                                                                                     30,518,430
      ------                                                                                                     ----------
               Water & Sewer Revenue  (7.4%)
       2,000   Arizona Water Infrastructure Finance Authority, Water Quality      5.00        10/01/17            2,193,060
                  Ser 2004 A
       1,000   Jacksonville Electric Authority, Florida, Water & Sewer Refg Ser   5.00        10/01/16            1,090,510
                  2004 A (FGIC)
       1,500   Clayton County Water Authority, Georgia, Refg Ser 2003             5.25        05/01/14            1,698,210
       1,000   Honolulu City & County, Hawaii, Wastewater Jr Ser 1998 (FGIC)      5.25        07/01/13            1,102,400
       2,000   Passaic Valley Sewage Commission, New Jersey, Sewer Ser            5.00        12/01/14            2,209,800
                  2003 (FGIC)
       3,000   Portland, Oregon Sewer System 2004 Ser B (FSA)                     5.00        06/01/17            3,292,320
       1,000   Western Carolina Sewer Authority, South Carolina, Ser 2001 (FSA)   5.375       03/01/16            1,103,720
       1,000   Houston, Texas, Combined Utility First Lien Refg Ser 2004 A        5.25        05/15/10            1,112,570
                  (MBIA)
       1,000   Fairfax County Water Authority, Virginia, Refg Ser 2002            5.50        04/01/14            1,132,500
       -----                                                                                                      ---------
      13,500                                                                                                     14,935,090
      ------                                                                                                      ----------
               Other Revenue  (5.8%)
       5,000   California, Economic Recovery Ser 2004 A (MBIA)                    5.00        07/01/12            5,576,500
       1,000   New Jersey Economic Development Authority, Cigarette Tax Ser       5.00        06/15/12            1,094,370
                  2004 (FGIC)
       1,500   Nassau County Interim Authority, New York, Sales Tax Ser 2003      5.00        11/15/15            1,648,410
                  A (Ambac)++
       3,000   Tobacco Settlement Financing Corporation, New York, State          5.50        06/01/15            3,283,560
       -----      Contingency Ser 2003 B                                                                          ---------
      10,500                                                                                                     11,602,840
      ------                                                                                                     ----------

               Refunded  (1.9%)
       1,000   San Diego Unified School District, California, 1998 Ser E (FSA)    5.25        07/01/13+++         1,129,250
       1,800   Colorado Department of Transportation, Ser 2003 A (Ambac)          5.25        12/15/13+           2,048,508
         595   Kentucky Property & Buildings Commission, Project # 69 Ser A       5.25        08/01/11+             655,732
         ---      (FSA)                                                                                             -------
       3,395                                                                                                      3,833,490
       -----                                                                                                      ---------
     176,460   TOTAL TAX-EXEMPT MUNICIPAL BONDS (Cost $189,651,263)                                             194,253,194
     -------                                                                                                    -----------
               SHORT-TERM TAX-EXEMPT MUNICIPAL OBLIGATIONS  (2.4%)
       3,500   Missouri Health & Educational Facilities Authority, Cox Health     2.15*       06/01/15            3,500,000
                  Ser 1997 (MBIA) (Demand 01/03/05)
       1,280   Reno, Nevada, St Mary's Regional Medical Center 1998 B (MBIA)      2.17*       05/15/23            1,280,000
       -----      (Demand 01/03/05)                                                                               ---------
       4,780   TOTAL SHORT-TERM TAX-EXEMPT MUNICIPAL OBLIGATIONS (Cost $4,780,000)                                4,780,000
       -----                                                                                                      ---------
    $181,240   TOTAL INVESTMENTS (Cost $194,431,263) (a) (b)               99.1%                                199,033,194
    ========
               OTHER ASSETS IN EXCESS OF LIABILITIES                        0.9                                   1,882,408
                                                                            ---                                   ---------
               NET ASSETS                                                 100.0%                               $200,915,602
                                                                          =====                                ============

----------

      AMT        Alternative Minimum Tax.

     COPs        Certificates of Participation.

       +         Prerefunded to call date shown.

      ++         A portion of this security has been physically segregated in connection with open futures contracts in the amount of
                 $328,750.

      +++        Subject to crossover refunding on date shown.

       *         Current coupon of variable rate demand obligation.

      **         Joint exemption in locations shown.

      (a)        Securities have been designated as collateral in an amount equal to $51,660,510 in connection with open futures
                 contracts.

      (b         The aggregate cost for federal income tax purposes
                 approximates the aggregate cost for book purposes. The
                 aggregate gross unrealized appreciation is $4,884,498 and
                 the aggregate gross unrealized depreciation is $282,567,
                 resulting in net unrealized appreciation of $4,601,931.

 Bond Insurance:
 ---------------
     Ambac       Ambac Assurance Corporation.

     FGIC        Financial Guaranty Insurance Company.

      FSA        Financial Security Assurance Inc.

     MBIA        Municipal Bond Investors Assurance Corporation.

Futures Contracts Open at December 31, 2004:

                                         DESCRIPTION,
 NUMBER OF                              DELIVERY MONTH             UNDERLYING FACE         UNREALIZED
 CONTRACTS         LONG/SHORT              AND YEAR                AMOUNT AT VALUE        DEPRECIATION
 ---------         ----------              --------                ---------------        ------------

    300               Short         U.S. Treasury Note 5Yr          $(32,859,375)           $(239,886)
                                          March 2005

    175               Short        U.S. Treasury Note 10Yr          (19,589,063)             (220,598)
                                          March 2005
                                                                                            ---------
                                        Total unrealized depreciation .................     $(460,484)
                                                                                            =========

                        GEOGRAPHIC SUMMARY OF INVESTMENTS
                BASED ON MARKET VALUE AS A PERCENT OF NET ASSETS
                          DECEMBER 31, 2004 (UNAUDITED)

    Alabama                                                          1.9%
    Alaska                                                           0.6
    Arizona                                                          3.3
    Arkansas                                                         0.7
    California                                                      14.0
    Colorado                                                         3.2
    Delaware                                                         1.1
    Florida                                                         10.2
    Georgia                                                          2.0
    Hawaii                                                           0.5
    Illinois                                                         5.6
    Indiana                                                          0.6
    Kentucky                                                         0.3
    Maine                                                            1.1
    Maryland                                                         3.3
    Massachusetts                                                    1.7
    Michigan                                                         2.6
    Minnesota                                                        1.1
    Missouri                                                         5.2
    Nebraska                                                         1.1
    Nevada                                                           2.7
    New Hampshire                                                    0.9
    New Jersey                                                       3.0
    New York                                                        11.9
    Ohio                                                             2.2
    Oregon                                                           2.7
    Pennsylvania                                                     4.4
    Puerto Rico                                                      1.0
    South Carolina                                                   1.1
    Tennessee                                                        0.6
    Texas                                                            3.6
    Virginia                                                         3.0
    Washington                                                       2.7
    Joint exemptions*                                               (0.8)
                                                                    ----
    Total+                                                          99.1%
                                                                    ====
----------

*    Joint exemptions have been included in each geographic location.

+    Does not include open short futures contracts with an underlying face amount of $52,448,438, with unrealized depreciation of $460,484.

ITEM 2.  CONTROLS AND PROCEDURES.

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Fund's internal control over financial reporting that occurred during the registrant's fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.

ITEM 3.  EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

                                       2

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Limited Term Municipal Trust

/s/ Ronald E. Robison
---------------------
Ronald E. Robison
Principal Executive Officer
February 17, 2005

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
---------------------
Ronald E. Robison
Principal Executive Officer
February 17, 2005

/s/ Francis Smith
-----------------
Francis Smith
Principal Financial Officer
February 17, 2005

                                       3

                                                                    EXHIBIT 3 A1

                  CERTIFICATION OF PRINCIPAL EXECUTIVE OFFICER

I, Ronald E. Robison, certify that:

1.   I have reviewed this report on Form N-Q of Morgan Stanley Limited Term
     Municipal Trust;

2.   Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.   Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4.   The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

     (a)  Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

     (b)  Omitted;

     (c)  Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

     (d)  Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5.   The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

     (a)  All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

     (b)  Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Date: February 17, 2005

                                                /s/ Ronald E. Robison
                                                ---------------------
                                                Ronald E. Robison
                                                Principal Executive Officer

                                       4

                                                                    EXHIBIT 3 A2

                  CERTIFICATION OF PRINCIPAL FINANCIAL OFFICER

I, Francis Smith, certify that:

1.   I have reviewed this report on Form N-Q of Morgan Stanley Limited Term
     Municipal Trust;

2.   Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.   Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4.   The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

     (a)  Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

     (b)  Omitted;

     (c)  Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

     (d)  Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5.   The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

     (a)  All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

     (b)  Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Date: February 17, 2005

                                                   /s/ Francis Smith
                                                   -----------------
                                                   Francis Smith
                                                   Principal Financial Officer

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